Accounts payable to suppliers	12 Months Ended
Dec. 31, 2021
Accounts payable to suppliers
Accounts payable to suppliers

14.Accounts payable to suppliers

Trade accounts payables to suppliers principally comprise amounts outstanding for trade purchases and ongoing costs.

The average payment period is 4 months, with no interest charged. The Group has financial risk management policies in place to ensure that all payables are paid within the pre-agreed credit terms.